INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Financial Information Of Other Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Statements of Operations:
Revenue, net	$ 9,228,853	$ 6,454,402	$ 4,345,939
Cost of sales	(8,634,144)	(6,105,271)	(4,012,348)
Net income	111,690	16,808	71,252
Equity method earnings	6,726	48,027	30,279
Summary Balance Sheets:
Current assets	1,605,478	1,641,335
Current liabilities	(1,460,514)	(1,371,151)
Noncontrolling interest	(125,546)	(132,041)
Goodwill	497,453	511,333	234,161
Investments in unconsolidated affiliates	120,900	126,500
Other Equity Method Investments
Summary Statements of Operations:
Equity method earnings	7,270	14,851	15,168
Summary Balance Sheets:
Goodwill	26,551	27,001
Investments in unconsolidated affiliates	120,869	126,534
Other Unconsolidated affiliates
Summary Statements of Operations:
Revenue, net	1,720,489	1,760,608	1,605,660
Cost of sales	(1,614,293)	(1,601,557)	(1,383,617)
Other activity	(88,759)	(123,603)	(187,547)
Net income	17,437	35,448	$ 34,496
Summary Balance Sheets:
Current assets	334,317	343,000
Non-current assets	297,337	325,094
Current liabilities	(221,370)	(243,986)
Non-current liabilities	(147,507)	(147,583)
Noncontrolling interest	(2,057)	(2,686)
Net assets	260,720	273,839
Other Unconsolidated affiliates | Dole plc
Summary Balance Sheets:
Net assets	$ 94,318	$ 99,533